Derivative Instruments and Hedging Activities (Schedule of Derivative Assets and Derivative Liabilities) (Details) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total derivatives assets	2,498,638	3,309,383
Total derivatives liabilities	2,207,473	3,108,365
Trading Derivatives [Member]
Derivative Assets	2,389,694	3,261,313
Derivative liabilities	1,989,582	2,898,436
Trading Derivatives [Member] | Foreign Exchange Spot Contracts [Member]
Derivative Assets	1,415	2,878
Derivative liabilities	1,839	2,812
Trading Derivatives [Member] | Foreign Exchange Derivatives [Member]
Derivative Assets	1,747,629	2,592,510
Derivative liabilities	1,110,304	1,751,492
Trading Derivatives [Member] | Interest Rate Derivatives [Member]
Derivative Assets	596,004	573,309
Derivative liabilities	732,425	814,637
Trading Derivatives [Member] | Equity Derivatives [Member]
Derivative Assets	38,949	86,267
Derivative liabilities	141,501	321,803
Trading Derivatives [Member] | Credit Derivatives [Member]
Derivative Assets	1,954	2,118
Derivative liabilities
Trading Derivatives [Member] | Commodity Derivatives [Member]
Derivative Assets		2,410
Derivative liabilities		2,386
Trading Derivatives [Member] | Other Derivatives [Member]
Derivative Assets	3,743	1,821
Derivative liabilities	3,513	5,306
Qualifying Accounting Hedge [Member]
Derivative Assets	108,944	48,070
Derivative liabilities	217,891	209,929
Qualifying Accounting Hedge [Member] | Foreign Exchange Spot Contracts [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Foreign Exchange Derivatives [Member]
Derivative Assets
Derivative liabilities	192,933	166,817
Qualifying Accounting Hedge [Member] | Interest Rate Derivatives [Member]
Derivative Assets	108,944	48,070
Derivative liabilities		8,692
Qualifying Accounting Hedge [Member] | Equity Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Credit Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Commodity Derivatives [Member]
Derivative Assets
Derivative liabilities
Qualifying Accounting Hedge [Member] | Other Derivatives [Member]
Derivative Assets
Derivative liabilities	24,958	34,420
Foreign Exchange Spot Contracts [Member]
Derivative Assets	1,415	2,878
Derivative liabilities	1,839	2,812
Foreign Exchange Derivatives [Member]
Derivative Assets	1,747,629	2,592,510
Derivative liabilities	1,303,237	1,918,309
Interest Rate Derivatives [Member]
Derivative Assets	704,948	621,379
Derivative liabilities	732,425	823,329
Equity Derivatives [Member]
Derivative Assets	38,949	86,267
Derivative liabilities	141,501	321,803
Credit Derivatives [Member]
Derivative Assets	1,954	2,118
Derivative liabilities
Commodity Derivatives [Member]
Derivative Assets		2,410
Derivative liabilities		2,386
Other Derivatives [Member]
Derivative Assets	3,743	1,821
Derivative liabilities	28,471	39,726